Earnings Per Share	9 Months Ended
Dec. 31, 2021
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Earnings Per Share
(12) Earnings Per Share

Earnings per share attributable to owners of the parent for the nine months ended December 31, 2020 and 2021 are calculated based on the following information. There were no significant dilutive potential common shares outstanding for the nine months ended December 31, 2020 and 2021.

	2020	2021
Profit for the period attributable to owners of the parent (millions of yen)	¥444,102	¥582,169
Weighted average number of common shares outstanding, basic (shares)	1,726,634,998	1,722,778,664
Basic earnings per share attributable to owners of the parent (yen)	¥257.21	¥337.92

Earnings per share attributable to owners of the parent for the three months ended December 31, 2020 and 2021 are calculated based on the following information. There were no significant dilutive potential common shares outstanding for the three months ended December 31, 2020 and 2021.

	2020	2021
Profit for the period attributable to owners of the parent (millions of yen)	¥284,051	¥192,960
Weighted average number of common shares outstanding, basic (shares)	1,726,645,596	1,716,433,911
Basic earnings per share attributable to owners of the parent (yen)	¥164.51	¥112.42